Accounting for Goodwill and Other Non-current Assets	12 Months Ended
Dec. 31, 2011
Accounting for Goodwill and Other Non-current Assets [Abstract]
Accounting for Goodwill and Other Non-current Assets
Accounting for Goodwill and Other Non-current Assets

(a)   Goodwill

Based on the preliminary purchase price allocation, the components of goodwill by reporting unit are listed below (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
AHS	$2,214,556	$167,639
TSS	42,876	43,036
LifeCell	1,240,100	1,118,206
	$3,497,532	$1,328,881

(b)   Identifiable intangible assets

Identifiable intangible assets include the following (dollars in thousands):

	December 31, 2011		December 31, 2010
	Successor		Predecessor
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Definite-lived intangible assets:
Customer relationships and non-compete agreements	$852,400	$(7,118)	$185,782	$(36,489)
Developed technology	654,717	(9,524)	238,391	(44,180)
Tradenames and patents	15,141	(380)	151,482	(41,184)
Total definite-lived intangible assets	1,522,258	(17,022)	575,655	(121,853)
Indefinite-lived intangible assets:
Tradenames	1,350,000	—	—	—
In-process research and development	20,500	—	—	—
Total indefinite-lived intangible assets	1,370,500	—	—	—
	$2,892,758	$(17,022)	$575,655	$(121,853)

The identifiable intangible assets as of December 31, 2011 include $2.9 billion of intangible assets acquired in the Merger and $2.2 million of patents acquired during the period from November 4 through December 31, 2011. Total definite-lived intangible assets are amortized over a weighted-average period of 16 years of which 20 years relate to customer relationships and non-compete agreements, 12 years relate to developed technology and 9 years relate to tradenames and patents.

Amortization expense, related to definite‑lived intangibles, was approximately $17.0 million, $44.3 million, $52.6 million and $44.8 million for the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), respectively. We recorded approximately $16.7 million of amortization expense associated with acquired identifiable intangible assets related to the Merger during the period of November 4, 2011 through December 31, 2011 (Successor). We recorded approximately $29.5 million, $37.4 million and $40.6 million, of amortization expense associated with acquired identifiable intangible assets related to our LifeCell acquisition during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), respectively.

The following table presents the estimated amortization expense, in total, to be incurred over the next five years for all definite-lived intangible assets as of December 31, 2011 (dollars in thousands):

Year ending December 31,	Estimated Amortization Expense
2012	$108,400
2013	$108,236
2014	$101,150
2015	$101,150
2016	$101,150

(c)   Debt issuance costs

As of December 31, 2011, unamortized debt issuance costs related to our current senior secured credit facility and our fixed rate long-term debt, including the 10.5% Second Lien Notes and the 12.5% Unsecured Notes were $111.4 million, collectively. Amortization of debt issuance costs recorded for the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) were $2.6 million, $5.7 million, $12.6 million and $15.1 million, respectively. The amortization expense for the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) includes approximately $3.2 million, $2.3 million and $3.0 million, respectively, of debt issuance costs written off in connection with the refinancing of our previous senior credit facility during January 2011 and our redemptions of our subordinated notes and prepayments on other long-term debt obligations during 2010 and 2009. There were no write-offs of debt issuance costs during the period of November 4, 2011 through December 31, 2011 (Successor). The remaining costs for the senior secured credit facility and fixed rate long-term debt are amortized on a straight-line basis or using the effective interest method, as appropriate, over the respective term of debt to which they specifically relate.